Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments And Contingencies
Commitments and Contingencies - Charter Hire Receivable (Table)

Period ending	Amount
June 30, 2026	$702,330
June 30, 2027	541,622
June 30, 2028	266,032
June 30, 2029	93,711
Thereafter	8,564
Total minimum lease revenue, net of address commissions	$1,612,259